MASSMUTUAL INDEXED EQUITY FUND
                         SUPPLEMENT DATED APRIL 6, 1999
                     to the Prospectus dated July 1, 1998,
        as previously supplemented December 1, 1998 and February 1, 1999

THE PROSPECTUS IS CHANGED AS FOLLOWS:

1. "EXPENSE INFORMATION" on page 3 of the Prospectus is replaced in its entirety with the following:

EXPENSE INFORMATION

As an investor, you pay certain fees and expenses in connection with your investment. These fees and expenses will vary depending on the class of shares that you purchase. The fee table shown below is meant to assist you in understanding these fees and expenses. The fee table shows two categories of expenses, Shareholder Fees and Annual Fund Operating Expenses. Shareholder Fees refer to fees paid directly from your investment. Annual Fund Operating Expenses refer to the costs of operating the Funds. These costs are deducted from a Fund's assets, which means you pay them indirectly. These expenses include indirect expenses incurred by the Master Portfolio in which the Fund invests.



------------------------------------------------------------------------------
                               Class A Shares  Class Y Shares   Class S Shares
------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR
INVESTMENT)                    None            None             None


ANNUAL FUND OPERATING EXPENSES
(EXPENSES THAT ARE DEDUCTED
FROM FUND ASSETS)


Management Fees                .05%            .05%             .05%
Service (Rule 12b-1) Fees      .25%            None             None
Other Expenses(1)              .55%            .40%             .37%

TOTAL ANNUAL FUND OPERATING
EXPENSES (1)(2)                .85%            .45%             .42%
------------------------------------------------------------------------------

(1) Other Expenses and Total Annual Fund Operating Expenses are based on estimated amounts for the current fiscal year, but restated to give effect to a reduction in the administrative service fees charged to the Fund effective on April 6, 1999.

(2) Employee benefit plans which invest in the Funds through MassMutual separate investment accounts may pay additional charges under their group annuity contract or services agreement. Investors who purchase shares directly from the Funds may also be subject to charges imposed in their administrative services or other agreement with MassMutual.

EXAMPLES: These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $1,000 in the Fund for the time periods indicated, that your investment earns a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




------------------------------------------------------------------------------
                    CLASS A SHARES     CLASS Y SHARES      CLASS S SHARES
------------------------------------------------------------------------------
1 YEAR              $ 9                $ 5                 $ 4


3 YEARS             $27                $14                 $13


5 YEARS             $47                $25                 $24
------------------------------------------------------------------------------
                                                                    L6943S 499



10 YEARS            $105               $57                 $53
------------------------------------------------------------------------------

The first paragraph on page 6 of the Prospectus, under the heading "HOW TO
PURCHASE, EXCHANGE AND REDEEM SHARES" under the caption "FEATURES AND
ELIGIBILITY REQUIREMENTS OF EACH CLASS", is replaced with the following:

The Fund offers three classes of shares: Class S, Class Y, and Class A. Each class of shares invests in the same portfolio of securities but has different expenses and will likely have different share prices. All classes of shares are available for purchase by MassMutual separate investment accounts. Each class of shares of the Fund may also be purchased by the following Eligible
Investors:


3. The second paragraph on page 6 of the Prospectus, under the heading "FEATURES AND ELIGIBILITY REQUIREMENTS OF EACH CLASS" under the caption "CLASS A SHARES", is replaced with the following:

       CLASS A SHARES

       ELIGIBLE PURCHASERS.  Class A shares may be purchased by:

       o Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans;
       o  Individual retirement accounts described in Code Section 408; and
       o Other institutional investors, nonqualified deferred compensation plans, and voluntary employees' beneficiary associations described in Code Section 501(c)(9).

       These investors must have an agreement with MassMutual or a MassMutual affiliate to purchase Class A Shares. There is no minimum plan or institutional investor size to purchase Class A shares.

       Class A Shares may be offered to present or former officers, directors, trustees, and employees (and their spouses, parents, children and siblings) of the Funds, MassMutual and its affiliates and retirement plans established by them for their employees.

     4. The third paragraph on page 6 of the Prospectus, under the "FEATURES AND ELIGIBILITY REQUIREMENTS OF EACH CLASS" under the caption "CLASS Y SHARES", is replaced with the following:

          CLASS Y SHARES

          ELIGIBLE PURCHASERS.  Class Y shares may be purchased by:

          o Non-qualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or a MassMutual affiliate to administer the plan;
          o  Insurance company separate investment accounts and registered
             mutual   funds;
          o Qualified plans under Code Section 401(a), Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally or are expected to exceed $5 million; and
          o Other institutional investors with assets generally in excess of $5 million.

          These investors must have an agreement with MassMutual or a MassMutual affiliate to purchase Class Y shares.

5. The paragraph on page 6 of the Prospectus, under the heading "FEATURES AND ELIGIBILITY REQUIREMENTS OF EACH CLASS" under the caption "CLASS S SHARES", is replaced with the following:

     CLASS S SHARES
     ELIGIBLE PURCHASERS.  Class S shares may be purchased by:

     o Qualified plans under Section 401(a) of the Internal Revenue Code of 1986, Code Section 403(b) plans, Code Section 457 plans and other retirement plans, where plan assets of the employer generally or are expected to exceed $100 million; and
     o Other institutional investors with assets generally in excess of $100 million.

     These Investors must have an agreement with MassMutual or a MassMutual affiliate to purchase Class S shares.

6. The sections of the Prospectus on page 6 and page 7 under the headings and captions "CLASS A SHARES - SALES CHARGES AND 12B-1 FEES", "WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGES FOR CERTAIN PURCHASERS", "WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE IN CERTAIN TRANSACTIONS", and "WAIVERS OF THE CLASS A CONTINGENT DEFERRED SALES CHARGE FOR CERTAIN REDEMPTIONS", are deleted in their entirety.

7. The section of the Prospectus on page 7 under the caption "CLASS A SERVICE FEES" is renamed "CLASS A SHARES AND SERVICE (RULE 12B-1) FEES". A new paragraph is inserted into this section immediately following the renamed caption and reads as follows:

          Class A shares are sold at net asset value per share without an initial sales charge. Therefore, 100% of an Investor's money is invested in the Fund.

8. The following sentence is added after the second sentence in the second full paragraph on page 8, under the caption PURCHASE OF SHARES: "MassMutual separate investment accounts may purchase Class A, Class Y and Class S shares directly from the Trust."

9.  The second full paragraph on page 9 of the Prospectus is deleted.

10. The fourth sentence in the first paragraph under the caption "FUND ADMINISTRATOR AND SUB-ADMINISTRATOR" on page 10 of the Prospectus is replaced with the following:

       The Trust, on behalf of the Fund, pays MassMutual an administrative services fee monthly for the administrative services performed at annual rates of the average daily net assets of the applicable class of shares of the Fund as follows: .5345% for Class A shares; .3845% for Class Y Shares; and .3545% for Class S Shares.

11. The fifth paragraph on page 11-12 of the Prospectus, under the heading "HOW FUND SHARES ARE PRICED" is replaced with the following:

     MassMutual may directly, or through the Distributor or Sub-Distributor, pay cash compensation to persons who sell, or provide services on behalf of, Class Y shares. This compensation is paid by MassMutual, not from Fund assets. MassMutual may pay intermediaries up to .15% of the amount invested for the sales or servicing of Class Y shares. The payments for selling Class Y shares will be based on criteria established by MassMutual. Compensation paid to brokers or other intermediaries for selling Class A shares is described above under "CLASS A SHARES AND SERVICE (RULE 12B-1) FEES". For sales of Class Y shares in connection with nonqualified deferred compensation plans where the employer sponsor has an administrative services agreement with MassMutual or its affiliate, additional compensation may be paid as determined by MassMutual from time to time according to established criteria. As of the date of this Prospectus, aggregate annual compensation in such cases does not exceed .50%. Annual compensation paid on account of Class A or Class Y shares will be paid quarterly, in arrears.

12.  The table on page 13 of the Prospectus under the caption "Average Annual
                                                               --------------
     Total Return for the year ended February 28, 1998" is replaced with the
     ------------
     following table:

       AVERAGE ANNUAL TOTAL RETURN FOR THE YEAR ENDED FEBRUARY 28, 1999.



------------------------------------------------------------------------------
                         CLASS A          CLASS Y         CLASS S
------------------------------------------------------------------------------
1 YEAR                   18.40%           18.98%          19.13%
------------------------------------------------------------------------------
3 YEARS                  25.53%           26.03%          26.22%
------------------------------------------------------------------------------
5 YEARS                  22.81%           23.29%          23.49%
------------------------------------------------------------------------------
SINCE INCEPTION (JULY 2,
1993)                    20.84%           21.33%          21.53%
-----------------------------------------------------------------------------


13. Effective May 3, 1999, all references in the prospectus to "Distributor" are changed to MML Distributors, LLC. MML Distributors, LLC will succeed OppenheimerFunds Distributor, Inc. as the Distributor for the Fund. The address of MML Distributors, LLC is: 1414 Main Street, Springfield, Massachusetts, 01144. In addition, effective May 3, 1999, MMLISI will no longer serve as Sub-Distributor for the Fund.

       Effective May 3, 1999 the first paragraph under the caption "FUND DISTRIBUTOR, SUB-DISTRIBUTOR, TRANSFER AGENT, DIVIDEND DISBURSING AGENT AND CUSTODIAN" on page 10 of the Prospectus is replaced with the following:

         MML Distributors, LLC acts as Distributor to the Fund. MML Distributors, LLC is a majority owned subsidiary of MassMutual. MML Distributors, LLC may serve as a distributor of securities issued by other investment companies.

       In addition, effective May 3, 1999, all references to the Sub-Distributor in the Prospectus are hereby deleted.

April 6, 1999